Accrued Liabilities and Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

The components of accrued expenses and other payables are as follows:

	December 31, 2025 (Audited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
Accrued payroll and welfare	35,367	35,661	8,736
Accrued expenses*	46,933	50,889	12,467
Other payables**	5,026,901	6,348,582	1,555,263
Payables to purchase of marketable securities***	9,816,413	11,890,714	2,912,963
Total	14,925,614	18,325,846	4,489,428

*	Accrued expenses mainly consist of accrual of professional service fees and cost incurred yet to bill.

**	Other payables mainly consist of payable for consultant service fees in relation to investment advisory and provision for income tax penalty.

***	Payables to purchase of marketable securities represents the payments were made at year end but the consideration was successfully transferred on subsequent financial period in relation to the purchase of listed shares in Malaysia Exchange market at a price per share at closing date of the day that order was made, hence, as of December 31, 2025 and June 30, 2026, investments in marketable securities were recognized in consolidated balance sheets as debit and credited accrued liabilities and other payables.